LAND USE RIGHTS, NET - Land use rights pledged (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LAND USE RIGHTS, NET.
Land use rights, net	¥ 205,334	¥ 196,195
Land use rights amortization expenses	¥ 17,492	¥ 16,369	¥ 10,922